Capital Stock (Unvested Restricted Stock) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Restricted Stock [Member]
Unvested Restricted Stock [Roll Forward]
Unvested awards, beginning of year	2,412,830
Granted awards	747,708	695,816	1,470,625
Vested awards	(672,657)
Canceled awards	(255,618)
Unvested awards, end of year	2,232,263	2,412,830
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested weighted-average grant date fair value, beginning of year	$ 22.16
Granted weighted-average grant date fair value	$ 23.43
Vested weighted-average grant date fair value	$ 22.31
Canceled weighted-average grant date fair value	$ 23.01
Unvested weighted-average grant date fair value, end of year	$ 22.45	$ 22.16